SHARE CAPITAL (Summary of Nonvested Options) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Options
Non-vested at beginning of year | shares	93,237
Granted | shares	500,530
Vested | shares	(128,294)
Forfeited | shares	(81,000)
Non-vested at end of year | shares	384,473
Weighted-average grant-date fair value
Non-vested at beginning of year | $ / shares	$ 1.58
Granted | $ / shares	7.94
Vested | $ / shares	6.35
Forfeited | $ / shares	7.62
Non-vested at end of period | $ / shares	$ 6.95